Commitments & Contingencies - Extensions of Credit (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 1.8	$ 7.4
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 6.3	$ 4.4